Note 13 - Employee Benefits (Detail) - Stocks Options Outstanding by Grant Date (USD $)				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2003 Granted December 8, 2003 [Member]	May 12, 2004 Granted May 12, 2004 [Member]	Dec. 13, 2004 Granted December 13, 2004 [Member]	Dec. 14, 2005 Granted December 14, 2005 [Member]	Dec. 10, 2006 Granted December 10, 2006 [Member]	Apr. 19, 2007 Granted April 19, 2007 [Member]	May 16, 2007 Granted May 16, 2007 [Member]	Dec. 10, 2007 Granted December 10, 2007 [Member]	Jan. 02, 2008 Granted January 2, 2008 [Member]	Nov. 10, 2008 Granted November 10, 2008 [Member]	May 09, 2011 Granted May 19, 2011 [Member]
Exercise Price	$ 27.25	$ 26.81	$ 27.87	$ 24.29	$ 27.35	$ 30.45	$ 36.73	$ 40.24	$ 37.33	$ 37.48	$ 37.00	$ 36.25	$ 23.00	$ 17.55
Shares Outstanding (in Shares)	79,693	88,774	89,077	18,112	907	11,223	7,163	3,150	3,639	1,337	2,450	1,337	21,500	8,875
Contractual Average Life				343 days	1 year 120 days	1 year 346 days	2 years 346 days	3 years 346 days	4 years 113 days	4 years 149 days	4 years 346 days	5 years 43 days	5 years 346 days	8 years 149 days
Average Exercise Price	$ 27.25	$ 26.81	$ 27.87	$ 24.29	$ 27.35	$ 30.45	$ 36.73	$ 40.24	$ 37.33	$ 37.48	$ 37.00	$ 36.25	$ 23.00	$ 17.55
Shares Exercisable (in Shares)	79,693	79,774		18,112	907	11,223	7,163	3,150	3,639	1,337	2,450	1,337	21,500	8,875
Average Exercise Price	$ 27.25	$ 27.85		$ 24.29	$ 27.35	$ 30.45	$ 36.73	$ 40.24	$ 37.73	$ 37.48	$ 37.00	$ 36.25	$ 23.00	$ 17.55